LONG-TERM LOAN	6 Months Ended
Jun. 30, 2025
LONG-TERM LOAN
LONG-TERM LOAN

NOTE 11 — LONG-TERM LOAN

Long-term loan consisted of the following:

	As of
	December 31, 2024	June 30, 2025
Financial liabilities	$1,570,298	$2,961,430
Less: current portions	(867,772)	(2,033,259)
Long-term Financial liabilities	702,526	928,171
Long-term Bank borrowings	2,740,000	5,444,400
Less: Long-term Bank borrowings – current portions	—	(558,400)
Total long-term loan	$3,442,526	$5,814,171

In September 2023, Nanjing Changcheng entered into a sale and leaseback agreements of $3.0 million, with an unrelated third party for medical equipment. Nanjing Changcheng had acquired the control of the corresponding assets before entering into the sale and leaseback agreement, and at the end of the lease term, Nanjing Changcheng may exercise its contractual rights to purchase the leased equipment, renew the lease or return the leased equipment. If Nanjing Changcheng chooses to purchase the leased objects, the purchase price is $14. As of the expiry date of the lease, some of the assets still have a useful life of around 6 years, and the purchase price of $14.0 is much below the fair value. Therefore, under ASC 842-40, the transfer of the equipment was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the equipment from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. Nanjing Changcheng is obligated to make consecutive quarterly payments of approximately $0.2 million, commencing in December 2023. As of June 30, 2025, the outstanding balance under the sale and leaseback agreements of Nanjing Changcheng was $1.2 million. The agreements will mature in September 2026, with a purchase price of $14 on the last repayment date.

In January, 2025, Baide Suzhou entered into a sale and leaseback agreement of $2.2 million, with an unrelated third party for medical equipment. Baide Suzhou had acquired the control of the corresponding assets before entering into the sale and leaseback agreement, and at the end of the lease term, Baide Suzhou may exercise its contractual rights to purchase the leased equipment, renew the lease or return the leased equipment. If Baide Suzhou chooses to purchase the leased objects, the purchase price is $14.0. As of the expiry date of the lease, some of the assets still have a useful life of several years, and the purchase price of $14.0 is much below the fair value. Therefore, under ASC 842-40, the transfer of the equipment was determined to be a failed sale. In accordance with ASC 842- 40, the Company did not derecognize the equipment from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. Baide Suzhou is obligated to make consecutive monthly payments of approximately $99,574, commencing in February 2025. As of June 30, 2025, the outstanding balance under the sale and leaseback agreements was $1.8 million. The agreements will mature in January 2027, with a purchase price of $14.0 on the last repayment date.

Long-term bank loans as of June 30, 2025 consisted of the following:

		Guarantors/	Effective	Issuance	Expiration	Amount-
Lender	Company	Collateral	Interest Rate	Date	Date	RMB	Amount-US$
Bank of China	Baide Suzhou	Nanjing Changcheng/ Baide capital	3.10%	December 18, 2024	December 17, 2027	19,000,000	2,652,400
SPD Bank	Baide Suzhou	N/A	2.90%	March 31,2025	March 30,2028	10,000,000	1,396,000
SPD Bank	Baide Suzhou	N/A	2.90%	April 14,2025	March 30,2028	10,000,000	1,396,000

Future loan payments under long-term loan as of June 30, 2025 were as follows:

Years ending December 31,
2025 Financial liabilities payment	$1,095,552
2026 Financial liabilities payment	1,942,021
2027 Financial liabilities payment	99,574
Total Financial liabilities payments	$3,137,147
Less: Financial liabilities imputed interest	(175,717)
Total Financial liabilities payment	$2,961,430
Less: Financial liabilities - long term portions	(928,171)
Financial liabilities payment – current portions	$2,033,259
2025 Long-term Bank borrowings repayment	$279,200
2026 Long-term Bank borrowings repayment	698,000
2027 Long-term Bank borrowings repayment	3,490,000
2028 Long-term Bank borrowings repayment	977,200
Total Long-term Bank borrowings	$5,444,400
Less: Long-term Bank borrowings - long term portions	(4,886,000)
Long-term Bank borrowings – current portions	$558,400